Loans Receivable, Net (Narrative) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013 loan	Dec. 31, 2012 loan	Dec. 31, 2013 loan payments	Mar. 31, 2012 loan
Receivables [Abstract]
Review period to request a new third party appraisal			24 months
Impaired financing receivable, average recorded investment		$ 41,555,434	$ 33,574,855
TDRs included in impaired loans		$ 10,400,000.0	$ 12,400,000.0
Number of Contracts - Troubled Debt Restructurings		1	5	15
Number of Contracts - loans that had been previously restructured that were in default			5
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	1	4	1	0
Nonperforming Loans, Minimum Consecutive Payments			6